Employee Stock And Incentive Plan (Summary Of Value Of Restricted Stock Awards) (Details) (Restricted Stock [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of restricted stock awards vested	$ 2,384	$ 2,020	$ 1,147
Fair value of restricted stock awards vested	$ 1,971	$ 1,650	$ 1,270
Weighted average fair value of restricted stock awards granted	$ 23.09	$ 22.21	$ 17.19